Related-Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Virginia Electric and Power Company
Schedule of Related Party Transactions

Presented below are Virginia Power’s significant transactions with DES and other affiliates:

Three Months Ended March 31,	2023	2022
(millions)
Commodity purchases from affiliates	$214	$293
Services provided by affiliates(1)	147	130
Services provided to affiliates	4	4